Other Debt Securities - Summary of Other Debt Securities (Parenthetical) (Detail) $ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 15, 2025 USD ($)	Feb. 28, 2025 ARS ($)
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value		$ 17
Corporate bonds Vista Energy Argentina SAU C20 - Maturity: 07-20-2025 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-20-2025
Corporate bonds Vista Oil y Gas Argentina SAU C15 -Maturity: 01-20-2025 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-20-2025
Corporate bonds SME Liliana SRL Guaranteed S01 – Maturity: 04-18-2025 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	04-18-2025
Fiduciary Debt Securities Secubono Financial Trust S237 CL.A – Maturity: 07-28-2025 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-28-2025
Argentine Treasury Bonds in pesos adjusted by CER 4.25% – Maturity 02-14-2025
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value			$ 28,282,779,133
Corporate Bonds Newsan SA C022 Maturity 05152026 [Member] | Level 1 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	05-15-2026
Fiduciary Debt Securities Megabono Financial Trust S316 CL.A – Maturity 03-01-2027 | Level 2 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	03-01-2027
Fiduciary Debt Securities Secubono Financial Trust S243 CL.A - Maturity 04-28-2026 | Level 2 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	04-28-2026
Fiduciary Debt Securities Secubono Financial Trust S242 CL.A - Maturity 03-30-2026 | Level 2 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	03-30-2026
Fiduciary Debt Securities Red Surcos Financial Trust S033 CL.A – Maturity 07-05-2025 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-05-2025
Fiduciary Debt Securities Payway Collection Acel Financial Trust S01 CL.B – Maturity 04-15-2025 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	04-15-2025
Foreign Government securities [member] | US Treasury Bills - Maturity 01-15-2026 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-15-2026
Foreign Government securities [member] | US Treasury bills - Maturity: 01-16-2025
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-16-2025
Foreign Government securities [member] | US Treasury bills - Maturity: 01-16-2025 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-06-2026
Foreign Government securities [member] | US Treasury bills - Maturity: 01-02-2025
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-02-2025
Foreign Government securities [member] | US Treasury bills - Maturity: 01-14-2025
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-14-2025
Foreign Government securities [member] | US Treasury Bills - Maturity 01-13-2026 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-13-2026
Foreign Government securities [member] | US Treasury Bills - Maturity 01-27-2026 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-27-2026
Local Government Securities [member] | Argentine Bonds US dollar Step-up – Maturity 07-09-2030 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-09-2030
Local Government Securities [member] | Argentine Treasury Bills in pesos TAMAR - Maturity 01-16-2026 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-16-2026
Local Government Securities [member] | Argentine Treasury Bills in pesos TAMAR - Maturity 08-31-2026 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	08-31-2026
Local Government Securities [member] | Argentine Treasury Bills in pesos TAMAR - Maturity 04-30-2026 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	04-30-2026
Local Government Securities [member] | Argentine Treasury Bonds in pesos - Maturity 05-23-2027 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	05-23-2027
Local Government Securities [member] | Province of Buenos Aires Debt Securities variable rate – Maturity 12-05-2027 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	12-05-2027
Local Government Securities [member] | Province of Córdoba Debt Securities in pesos C04 – Maturity 12-05-2027 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	12-05-2027
Local Government Securities [member] | Discount Bonds in pesos 5.83% - Maturity 12-31-2033 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	12-31-2033
Local Government Securities [member] | Argentine Treasury Bonds in pesos BADLAR x0.7 – Maturity 11-23-2027 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-23-2027
Local Government Securities [member] | Municipality of Córdoba Government Securities S51 – Maturity 02-13-2027 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	02-13-2027
Local Government Securities [member] | Argentine Treasury Bonds in pesos adjusted by CER 4.25% – Maturity 02-14-2025 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	02-14-2025
Local Government Securities [member] | Argentine Treasury Bonds at a discount in pesos adjusted by CER – Maturity | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	06-30-2027